Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Assets	€ 10,783	€ 10,497	€ 10,257
Liabilities	3,243	2,480	3,611
Income statement	1,776	1,698	1,357
Interest income	508	427	189
Interest expense	(153)	(149)	(60)
Gains/losses on financial assets and liabilities and others	(11)	43	(225)
Commission income	1,535	1,499	1,541
Commission expense	(103)	(122)	(88)
Other	4,712	4,189	3,535
Financial guarantees granted and Others	18	10	11
Loan commitments and Other commitments granted	317	274	201
Derivative financial instruments	4,377	3,905	3,323
Associates and joint ventures | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	228	463	938
Associates and joint ventures | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	2,810	1,727	2,301
Associates and joint ventures | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Liabilities	205	290	372
Associates and joint ventures | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	163	154	227
Associates and joint ventures | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	407	405	489
Associates and joint ventures | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	9,750	9,275	8,822
Associates and joint ventures | Debt securities
Disclosure of transactions between related parties [line items]
Assets	229	391	463
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Assets	234	272	256
Members of the board of directors
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Liabilities	9	14	11
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	4	3	2
Financial guarantees granted and Others	3	2	1
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Members of the board of directors | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	9	14	11
Members of the board of directors | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management
Disclosure of transactions between related parties [line items]
Assets	14	12	13
Liabilities	7	5	11
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	3	2	2
Financial guarantees granted and Others	2	1	1
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Senior Management | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	7	5	11
Senior Management | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	14	12	13
Senior Management | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties
Disclosure of transactions between related parties [line items]
Assets	226	186	455
Liabilities	292	150	109
Income statement	4	11	2
Interest income	9	9	1
Interest expense	(5)	(1)	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	1	3	1
Commission expense	(1)	0	0
Other	216	1,094	79
Financial guarantees granted and Others	64	861	23
Loan commitments and Other commitments granted	20	9	13
Derivative financial instruments	132	224	43
Other related parties | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	292	150	109
Other related parties | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	221	185	455
Other related parties | Debt securities
Disclosure of transactions between related parties [line items]
Assets	5	1	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Assets	€ 0	€ 0	€ 0